Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

Quarterly Financial Information (Unaudited)

The following quarterly financial information for the years ended December 31, 2014 and 2013 is unaudited.  However, in the opinion of management, all adjustments, which include normal recurring adjustments necessary to present fairly the results of operations for the periods, are reflected.

	2014
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$9,023	$9,102	$9,491	$9,802
Total interest expense	1,736	1,797	1,859	1,914
Net interest income	7,287	7,305	7,632	7,888
Provision for loan losses	600	550	550	850
Net interest income after provision for loan losses	6,687	6,755	7,082	7,038
Total noninterest income	1,526	1,640	1,853	1,660
Total noninterest expense	6,258	6,144	6,241	6,045
Income before provision for income taxes	1,955	2,251	2,694	2,653
Provision for income taxes	662	723	808	952
Net income	1,293	1,528	1,886	1,701
Preferred stock dividends and discount accretion	-	-	-	-
Income available to common shareholders	$1,293	$1,528	$1,886	$1,701
Net income per common share - Basic	$0.17	$0.20	$0.24	$0.21
Net income per common share - Diluted	0.17	0.20	0.24	0.20

	2013
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$8,313	$8,401	$8,474	$8,766
Total interest expense	1,624	1,599	1,603	1,703
Net interest income	6,689	6,802	6,871	7,063
Provision for loan losses	650	300	600	800
Net interest income after provision for loan losses	6,039	6,502	6,271	6,263
Total noninterest income	1,825	1,658	1,650	1,471
Total noninterest expense	6,126	6,074	5,935	5,862
Income before provision for income taxes	1,738	2,086	1,986	1,872
Provision for income taxes	538	739	684	606
Net income	1,200	1,347	1,302	1,266
Preferred stock dividends and discount accretion	404	465	119	-
Income available to common shareholders	$796	$882	$1,183	$1,266
Net income per common share - Basic	$0.11	$0.12	$0.15	$0.17
Net income per common share - Diluted	0.10	0.11	0.15	0.17